NET INCOME PER SHARE Antidilutive securities (Details) - shares	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	0	1,700,000
Stock options, ESPP, Performance shares, Restricted stock awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,803	7,760	26,200